S000109891 [Member] Investment Objectives and Goals - SA Franklin Large Cap Disciplined Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: SA FRANKLIN LARGE CAP DISCIPLINED GROWTH PORTFOLIO
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is to provide long-term capital growth.